Annual Total Returns - BlackRock GNMA Portfolio (Class R) [BarChart] - Class R - BlackRock GNMA Portfolio - Investor A Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	6.57%
Annual Return 2012	3.77%
Annual Return 2013	(2.87%)
Annual Return 2014	5.88%
Annual Return 2015	0.69%
Annual Return 2016	1.28%
Annual Return 2017	1.03%
Annual Return 2018	0.23%
Annual Return 2019	6.18%
Annual Return 2020	3.92%